LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP SSGA Small/Mid Cap 200 Fund
Supplement Dated February 6, 2023 to the Prospectus Dated May 1, 2022

This Supplement updates certain information in the Prospectus for the LVIP SSGA Small/Mid Cap 200 Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective April 11, 2023.

1.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 6-7, 2022, the Board approved the appointment of Franklin Advisers, Inc. (“FAV”) as the new sub-adviser to the Fund, effective on or about April 11, 2023. FAV will replace SSGA Funds Management, Inc. (“SSGA”) in providing sub-advisory services to the Fund.

2.	All references to, and information regarding, SSGA are deleted in their entirety.

3.	The Fund’s name is changed as noted. All references to the Fund’s name are revised accordingly.

Current Fund Name (effective 4/11/23)	Former Fund Name
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	LVIP SSGA Small/Mid Cap 200 Fund

4.	The following replaces paragraphs under the heading Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies beginning on page 5:

The Fund seeks to achieve a higher risk-adjusted performance than the Russell 2000® Index (the “Index”) over the long term through a portfolio optimization process employed by the Fund’s sub-adviser. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. small and mid-capitalization companies and may have investments in large capitalization companies. The Fund primarily invests in a universe of the 2000 largest stocks of the Russell 2500 Index.

Under normal market conditions, the Fund holds 500 to 1250 of the common stocks in the Index. The sub-adviser selects such stocks on a quarterly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its quarterly selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The sub-adviser may invest in both growth and value stocks.

The sub-adviser’s selection process is designed to select stocks for the Fund that have favorable exposure to certain factors, including but not limited to – quality, value, and momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk adjusted price momentum.

The sub-adviser uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. The portfolio is rebalanced on a monthly/quarterly basis.

The fund may invest in stock index futures and total return swaps to gain exposure to issuers or to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.

5.	The following information replaces the Principal Risks section beginning on page 2:

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Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of the security, an industry, a sector of the economy, or the overall securities market.

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Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.

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Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.

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Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

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Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

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Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.

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Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small- and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.

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Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.

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Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.

The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid secondary market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contacts are also subject to the creditworthiness of clearing organizations and exchanges; futures in particular are subject to the credit risk of futures commission merchants. Derivatives can also be difficult to value, especially in declining markets.

Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps will be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bi-laterally negotiated contracts, central clearing will not make swap transactions risk-free.

Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.

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Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Although guaranteed for settlement by the OCC, Flex Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

6.	The following information is added alphabetically under Investment Adviser and Sub-Advisers on page 3:

Investment Sub-Adviser: Franklin Advisers, Inc. (“FAV”)

7.	The following information is added alphabetically under Portfolio Managers on page 3:

FAV Portfolio Managers	Company Title	Experience with Fund
Sundaram Chettiappan, CFA	Vice President and Portfolio Manager at Franklin Investment Solutions	Since April 2023

Christopher W. Floyd	Vice President and Portfolio Manager at Franklin Investment Solutions	Since April 2023

Chandrakanth Seethamraju, Ph.D.	Senior Vice President and Co-Head of Systematic Strategies Portfolio Management at Franklin Templeton Investment Solutions	Since April 2023

8.	The following information is added alphabetically under the Sub-Adviser portion of Management and Organization beginning on page 7:

Sub-Adviser	Franklin Advisers, Inc. (“FAV”), One Franklin Parkway, San Mateo, CA 94403, is a sub-adviser to the Fund. FAV is a wholly owned subsidiary of Franklin Resources, Inc. Together, the Franklin organization and its affiliates manage, as of December 31, 2022, over $1.39 trillion in assets, and have been in the investment management business since 1947.

FAV Portfolio Managers

Sundaram Chettiappan, Christopher W. Floyd, and Chandrakanth Seethamraju are responsible for the day-to-day management of the Fund’s assets.

Sundaram Chettiappan is a portfolio manager for Franklin Templeton Investment Solutions. He supports portfolio management, and design and development of Systematic Equity strategies. Mr. Chettiappan is a co-portfolio manager on Franklin Core Equity Funds, which employ a systematic equity approach in the US, EAFE, EM and Canada Equities space. He is also a co-portfolio manager for systematic equity portfolios for large institutional clients and the style premia products (ETF and UCITS). Prior to joining Franklin Templeton Investments in 2018, Mr. Chettiappan worked at Balyasny Asset Management where he was a senior quantitative researcher building deep fundamental sector-based long/short models within the systematic strategies group. Prior to that he spent 12 years at McKinley Capital Management working on multi-factor alpha modeling and portfolio construction for systematic strategies covering Global and Non-US equities including managing an Emerging Markets equity portfolio systematically for seven years using quantitative equity factors. He entered the financial services industry in 2006. Mr. Chettiappan holds a bachelor of engineering computer sciences and engineering degree from College of Engineering Guindy, Anna University and a master’s degree in quantitative and computational finance from Georgia Institute of Technology. He also holds the Chartered Financial Analyst (CFA) designation.

Christopher Floyd is a vice president and portfolio manager for Franklin Templeton Investment Solutions (FTIS). He is the lead portfolio manager for the International large cap and small cap active factor equity strategies and serves as co-portfolio manager for the Global and US active factor equity strategies. He is an active member of the FTIS Investment Strategy & Research Committee (ISRC). Prior to Franklin Templeton, Mr. Floyd was a member of the Equity Portfolio Manager group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create Franklin Templeton Investment Solutions. Previously, Mr. Floyd served as a developed markets senior portfolio manager at Batterymarch Financial Management, which merged with QS Investors in 2014. Before Batterymarch, he performed market analysis at Urban & Associates and worked with retirement plans at Bay State Federal Savings Bank. Mr. Floyd holds a bachelor of arts in economics from Dartmouth College and an MBA from Cornell University. He also holds the Chartered Financial Analyst (CFA) designation.

Chandra Seethamraju is a co-head of Systematic Strategies portfolio management at Franklin Templeton Investment solutions. Dr. Seethamraju’s primary responsibilities include Quantitative Equities, smart beta, style premia and volatility strategies. He led the research behind the factor models for the Franklin LibertyQ ETFs and The Franklin Liberty Systematic Style Premia ETF. He is the lead portfolio manager on style premia products (ETF and UCITS) and the Franklin Core Equity Funds which employ a smart beta approach in US, EAFE, EM and Canadian equities. He is also co-portfolio manager for smart beta portfolio for large institutional clients. Dr. Seethamraju was a senior member of the firm’s Global Tactical Asset Allocation (GTAA) investment research team specifically focusing on the Global Equity Value and Momentum strategies. Prior to joining Franklin Templeton in 2013, Dr. Seethamraju was involved with GTAA strategies as well as quantitative, active equity stock selection strategies for a major U.S. asset management firm. He also spent 6 years as an assistant professor at Olin Business School at Washington University in Saint Louis focusing on academic equity research. Dr. Seethamraju holds a bachelor of commerce degree from Osmania University in Hyderabad, India and an MBA with a concentration in finance from the LeBow College of Business at Drexel University. Dr. Seethamraju earned his PhD in business administration with a focus on accounting from the Stern School of Business at New York University. His PhD was focused on intangible financial research such as the gap between market value and accounting value and the value of trademarks.

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